RISK MANAGEMENT - Credit risk model - Loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (280,746,878)	$ (274,682,875)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,521,501	9,694,456
Accumulated impairment [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	70,268	64,910	$ 62,041	$ 67,393
Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,924,795	1,619,273
Accumulated impairment [member] | 12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	61,637	58,160	45,916	57,226
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,315,930	1,460,951
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,682	6,461	10,097	8,679
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,081,394	6,417,117
Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	949	289	6,028	1,488
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	186,282	185,301	165,159	139,155
Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	25,965	24,977	18,939	18,136
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,188	20,201	16,771	13,548
Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	141,129	140,123	129,449	107,471
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	199,382	197,115
Other accounts receivable, simplified approach | Accumulated impairment [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	199,382	197,115	217,643	203,902
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(24,446,014)	(23,939,915)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(236,970,165)	(235,373,468)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,438,261	9,616,860
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,850,186	1,548,427
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,308,248	1,454,490
Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,080,445	6,416,828
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(176,168,055)	(179,115,847)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,035,715	9,197,514	11,275,612	10,905,171
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,811,608	1,494,887	1,824,446	1,760,076
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,284,791	1,425,922	2,703,117	3,039,056
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,939,316	6,276,705	6,748,049	6,106,039
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(102,145,802)	(105,248,652)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,294,622	5,494,190
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(101,753,217)	(99,282,353)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,294,600	5,492,746	5,854,745	5,280,406
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	612,441	598,538	655,655	656,830
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	218,824	515,202	1,006,822	805,097
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,463,335	4,379,006	4,192,268	3,818,479
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(392,585)	(5,966,299)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22	1,444	2,386	851
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22	1,444	2,386	792
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				59
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(55,692,165)	(56,107,532)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,307,446	3,311,912	4,581,004	4,938,971
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,141,997	839,904	1,066,543	1,013,071
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	993,268	853,159	1,396,101	1,948,030
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,172,181	1,618,849	2,118,360	1,977,870
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18,106,219)	(17,530,914)
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	379,987	352,441	732,407	560,904
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	45,080	48,763	93,122	72,294
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	66,333	52,639	286,903	225,889
Financial assets at amortised cost, category [member] | Mortgage [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	268,574	251,039	352,382	262,721
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(223,869)	(228,749)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	53,660	38,971	105,070	124,039
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,068	6,238	6,740	17,089
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,366	4,922	13,291	60,040
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	35,226	27,811	85,039	46,910
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	385,664	382,416
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	25,965	24,977
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,188	20,201
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	141,129	140,123
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	199,382	197,115
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23,326,776)	(22,461,805)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16,882	36,930	10,698	7,195
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,613	28,563	3,297	7,188
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,269	8,367	7,401	7
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23,326,776)	(22,461,805)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(23,326,776)	(22,461,805)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,972	12,686	123,978	96,486
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 12,972	$ 12,686	$ 123,978	96,307
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				$ 179